Fair Value Information (Tables)	12 Months Ended
Dec. 31, 2025
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Carrying Amounts of Financial Assets and Liabilities Not Measured at Fair Value

Except those listed in the table below, the Company considers that the carrying amounts of financial assets and liabilities not measured at fair value approximate their fair values.

	December 31, 2024		December 31, 2025
	Carrying Value	Fair Value	Carrying Value	Fair Value
	(In Millions)
Financial assets
Financial assets at amortized cost
Corporate bonds	$2,000	$2,002	$2,020	$2,030
Financial liabilities
Financial liabilities at amortized cost
Bonds payable	$30,488	$30,485	$25,188	$25,197

Carrying Amounts And Fair Value of Financial Assets and Liabilities
b.
Financial instruments that are measured at fair value on a recurring basis

December 31, 2024

	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets at FVTPL
Derivatives	$—	$—	$—	$—
Non-listed stocks	—	—	661	661
Limited partnership	—	—	307	307
Other investing agreements	—	—	37	37
	$—	$—	$1,005	$1,005
Financial assets at FVOCI
Listed and emerging stocks	$126	$—	$—	$126
Non-listed stocks	—	—	4,541	4,541
	$126	$—	$4,541	$4,667
Hedging financial assets	$—	$1	$—	$1
Hedging financial liabilities	$—	$2	$—	$2

December 31, 2025

	Level 1	Level 2	Level 3	Total
	(In Millions)
Financial assets at FVTPL
Derivatives	$—	$3	$—	$3
Non-listed stocks	—	—	641	641
Limited partnership	—	—	500	500
Other investing agreements	—	—	70	70
	$—	$3	$1,211	$1,214
Financial assets at FVOCI
Listed and emerging stocks	$316	$—	$—	$316
Non-listed stocks	—	—	6,490	6,490
	$316	$—	$6,490	$6,806
Financial liabilities at FVTPL
Derivatives	$—	$—	$—	$—
Hedging financial assets	$—	$3	$—	$3
Hedging financial liabilities	$—	$—	$—	$—

Schedule of Percentage Decrease in Discount for Lack of Marketability or Noncontrolling Interests

	December 31
	2024	2025
Discount for lack of marketability	20.00%-30.00%	10.00%-30.00%
Noncontrolling interests discount	15.00%-29.04%	10.00%-29.04%
Growth rate of long-term revenue	0.12%	1.33%
Discount rate	8.32%-14.40%	8.21%-11.60%

Schedule of Impact of Decrease in Discount for Lack of Marketability or Noncontrolling Interests

	December 31
	2024	2025
	NT$	NT$
	(In Millions)
Discount for lack of marketability
5% increase	$(63)	$(131)
5% decrease	$63	$131
Noncontrolling interests discount
5% increase	$(51)	$(121)
5% decrease	$51	$121
Growth rate of long-term revenue
0.1% increase	$31	$40
0.1% decrease	$(31)	$(40)
Discount rate
1% increase	$(363)	$(458)
1% decrease	$439	$560

Level 3 [Member]
Disclosure Of Fair Value Measurement Of Assets And Liabilities [Line Items]
Schedule of Reconciliations for Financial Assets

2023

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2023	$1,020	$3,218	$4,238
Acquisition	133	305	438
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	649	649
Proceeds from capital reduction from investees and profit distribution	(22)	(3)	(25)
Balance at December 31, 2023	$1,036	$4,169	$5,205
Unrealized gain or loss in 2023	$(95)

2024

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2024	$1,036	$4,169	$5,205
Acquisition	159	313	472
Recognized in profit or loss under “Other gains and losses”	(147)	—	(147)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	62	62
Proceeds from capital reduction from investees and profit distribution	(43)	(3)	(46)
Balance at December 31, 2024	$1,005	$4,541	$5,546
Unrealized gain or loss in 2024	$(143)

2025

Financial Assets	Measured at Fair Value through Profit or Loss	Measured at Fair Value through Other Comprehensive Income	Total
	NT$	NT$	NT$
		(In Millions)
Balance at January 1, 2025	$1,005	$4,541	$5,546
Acquisition	326	1,465	1,791
Disposal	—	—	—
Recognized in profit or loss under “Other gains and losses”	(95)	—	(95)
Recognized in other comprehensive income under “Unrealized gain or loss on financial assets at fair value through other comprehensive income”	—	523	523
Proceeds from capital reduction from investees and profit distribution	(25)	(39)	(64)
Balance at December 31, 2025	$1,211	$6,490	$7,701
Unrealized gain or loss in 2025	$(95)